Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
	Summary Compensation Table for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	Value of Initial Fixed $100 Investment Based On:
Year					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ in thousands)	OROACE
(a)	(b) (1)	(c) (2)	(d) (3)	(e) (2)	(f) (4)	(g) (5)	(h) (6)	(i) (7)
2022	11,560,795	8,860,715	4,122,675	3,803,233	101.10	148.53	192,833	11.1%
2021	9,311,214	9,978,155	3,325,710	3,459,324	98.50	124.95	588,359	9.1%
2020	7,265,614	3,748,070	2,236,139	1,671,405	88.11	106.33	(150,674)	(3.7)%

Company Selected Measure Name	OROACE
Named Executive Officers, Footnote [Text Block]	Compensation of our CEO, Mr. Benchimol, as reported previously in the Summary Compensation Table.Average compensation of Other NEOs as a group as reported previously in the Summary Compensation Table. For 2020 and 2021, this includes Messrs. Arora, Phillips, Vogt and Wilson. For 2022, this includes the same officers as in 2020 and 2021, plus Messrs. Brooks and Tizzio.
Peer Group Issuers, Footnote [Text Block]	The peer group total shareholder assumes $100 was invested in the S&P Property & Casualty Composite Index from December 31, 2019 through the end of the listed year including the impact of reinvesting dividends.
PEO Total Compensation Amount	$ 11,560,795	$ 9,311,214	$ 7,265,614
PEO Actually Paid Compensation Amount	$ 8,860,715	9,978,155	3,748,070
Adjustment To PEO Compensation, Footnote [Text Block]
The following table is a reconciliation of the SCT totals and CAP.

Reconciliation of SCT Totals to CAP Table
	Year	Reported summary compensation table($)	Reported value of equity awards ($)	Equity award adjustments ($)	Reported change in the actuarial present value of pension benefits ($)	Pension benefit adjustments ($)	Compensation Actually Paid ($)
	(a)	(b) (1)	(c) (2)	(d) (3)	(e)	(f)	(g) (4)
CEO	2022	11,560,795	(7,656,293)	4,956,213	—	—	8,860,715
	2021	9,311,214	(5,193,861)	5,860,802	—	—	9,978,155
	2020	7,265,614	(4,999,976)	1,482,432	—	—	3,748,070
Average Other NEOs	2022	4,122,675	(1,609,795)	1,290,353	—	—	3,803,233
	2021	3,325,710	(1,165,136)	1,298,750	—	—	3,459,324
	2020	2,236,139	(892,436)	327,702	—	—	1,671,405

(1)Compensation of our CEO, Mr. Benchimol, as reported previously in the SCT. Average compensation of Other NEOs as a group as reported previously in the SCT. For 2020 and 2021 this includes Messrs. Arora, Phillips, Vogt and Wilson. For 2022, this includes the same list as in 2020 and 2021, plus Messrs. Brooks and Tizzio.

(2)Represents the grant date fair value of equity awards as reported in the "Stock Awards" column in the SCT for the CEO or the average of the Other NEOs as a group. Reported as a negative since it is a deduction per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP.

(3)See the "Equity Award Adjustments Table" below for components that total equity award adjustments.

(4)Represents the amount of CAP as computed in accordance with SEC rules and set forth under the Pay Versus Performance Table above.
The following table shows the components of equity award adjustments as presented in column (d) in the Reconciliation of SCT Totals to CAP Table above.

Equity Award Adjustments Table (1)
	Year	Year end fair value of equity awards granted during the year ($)	Year over Year change in fair value of outstanding and unvested equity awards ($)	Fair Value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) (2)	(i)
CEO	2022	6,416,394	(1,843,609)	—	(65,555)	—	448,983	4,956,213
	2021	5,567,128	(69,595)	—	(32,661)	—	395,930	5,860,802
	2020	4,046,720	(2,691,619)	—	(214,998)	—	342,329	1,482,432
Average Other NEOs	2022	1,442,771	(228,474)	—	(9,954)	—	86,010	1,290,353
	2021	1,266,273	(5,292)	—	(40,957)	—	78,727	1,298,750
	2020	722,290	(446,689)	—	(25,195)	—	77,295	327,702

(1)Fair values are calculated in accordance with FASB ASC Topic 718. In the case of RSUs, fair values are calculated using the closing stock price as of applicable date whether the date is grant date, a year end date or vesting date. In the case of PSUs, the fair value calculation methodology for each year end that is not the performance period end date is consistent with methodology used as of the grant date and described in greater detail in Note 17 – "Share Based Compensation" of our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year-ended
	December 31, 2022. Fair value for PSUs as of the year end that is the performance period end date is based on rTSR in comparison to the peer group and the performance scale applicable for that PSU grant. Adjustments reported in columns above have been made using the changes in such fair values between the dates described in each header as the case may be. (2)Represents the dividends accrued each year for outstanding equity awards.
Non-PEO NEO Average Total Compensation Amount	$ 4,122,675	3,325,710	2,236,139
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,803,233	3,459,324	1,671,405
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table is a reconciliation of the SCT totals and CAP.

Reconciliation of SCT Totals to CAP Table
	Year	Reported summary compensation table($)	Reported value of equity awards ($)	Equity award adjustments ($)	Reported change in the actuarial present value of pension benefits ($)	Pension benefit adjustments ($)	Compensation Actually Paid ($)
	(a)	(b) (1)	(c) (2)	(d) (3)	(e)	(f)	(g) (4)
CEO	2022	11,560,795	(7,656,293)	4,956,213	—	—	8,860,715
	2021	9,311,214	(5,193,861)	5,860,802	—	—	9,978,155
	2020	7,265,614	(4,999,976)	1,482,432	—	—	3,748,070
Average Other NEOs	2022	4,122,675	(1,609,795)	1,290,353	—	—	3,803,233
	2021	3,325,710	(1,165,136)	1,298,750	—	—	3,459,324
	2020	2,236,139	(892,436)	327,702	—	—	1,671,405

(1)Compensation of our CEO, Mr. Benchimol, as reported previously in the SCT. Average compensation of Other NEOs as a group as reported previously in the SCT. For 2020 and 2021 this includes Messrs. Arora, Phillips, Vogt and Wilson. For 2022, this includes the same list as in 2020 and 2021, plus Messrs. Brooks and Tizzio.

(2)Represents the grant date fair value of equity awards as reported in the "Stock Awards" column in the SCT for the CEO or the average of the Other NEOs as a group. Reported as a negative since it is a deduction per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP.

(3)See the "Equity Award Adjustments Table" below for components that total equity award adjustments.

(4)Represents the amount of CAP as computed in accordance with SEC rules and set forth under the Pay Versus Performance Table above.
The following table shows the components of equity award adjustments as presented in column (d) in the Reconciliation of SCT Totals to CAP Table above.

Equity Award Adjustments Table (1)
	Year	Year end fair value of equity awards granted during the year ($)	Year over Year change in fair value of outstanding and unvested equity awards ($)	Fair Value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) (2)	(i)
CEO	2022	6,416,394	(1,843,609)	—	(65,555)	—	448,983	4,956,213
	2021	5,567,128	(69,595)	—	(32,661)	—	395,930	5,860,802
	2020	4,046,720	(2,691,619)	—	(214,998)	—	342,329	1,482,432
Average Other NEOs	2022	1,442,771	(228,474)	—	(9,954)	—	86,010	1,290,353
	2021	1,266,273	(5,292)	—	(40,957)	—	78,727	1,298,750
	2020	722,290	(446,689)	—	(25,195)	—	77,295	327,702

(1)Fair values are calculated in accordance with FASB ASC Topic 718. In the case of RSUs, fair values are calculated using the closing stock price as of applicable date whether the date is grant date, a year end date or vesting date. In the case of PSUs, the fair value calculation methodology for each year end that is not the performance period end date is consistent with methodology used as of the grant date and described in greater detail in Note 17 – "Share Based Compensation" of our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year-ended
	December 31, 2022. Fair value for PSUs as of the year end that is the performance period end date is based on rTSR in comparison to the peer group and the performance scale applicable for that PSU grant. Adjustments reported in columns above have been made using the changes in such fair values between the dates described in each header as the case may be. (2)Represents the dividends accrued each year for outstanding equity awards.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important
Performance Measures
OROACE
TSR
Combined Ratio
Return on Risk Adjusted Capital

Total Shareholder Return Amount	$ 101.10	98.50	88.11
Peer Group Total Shareholder Return Amount	148.53	124.95	106.33
Net Income (Loss)	$ 192,833,000	$ 588,359,000	$ (150,674,000)
Company Selected Measure Amount	0.111	0.091	(0.037)
PEO Name	Mr. Benchimol
Additional 402(v) Disclosure [Text Block]	Represents the amount of compensation actually paid as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid during the applicable year. In accordance with SEC rules, the adjustments made to the Summary Compensation Table totals to determine the compensation actually paid are described in the "Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid Table" and the "Equity Awards Adjustment Table" below.Total shareholder return assumes $100 was invested in the Company from December 31, 2019 through the end of the listed year in the Company including the impact of reinvesting dividends.Net Income available to common shareholders as reported in the Company's Annual Report on Form 10-K at the end of each fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	OROACE
Non-GAAP Measure Description [Text Block]	The Company has identified OROACE as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2022 to the Company's performance. OROACE is the primary metric in determining Annual Incentive Plan awards. See "Compensation Discussion and Analysis" for more discussion on OROACE and its role in determining Annual Incentive Plan awards. In addition, please refer to Appendix 1 for a reconciliation of OROACE, a non-GAAP measure, to the most directly comparable GAAP measure of ROACE.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Risk Adjusted Capital
PEO [Member] | Equity Award Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,656,293)	$ (5,193,861)	$ (4,999,976)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,956,213	5,860,802	1,482,432
PEO [Member] | Reported Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,416,394	5,567,128	4,046,720
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,843,609)	(69,595)	(2,691,619)
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(65,555)	(32,661)	(214,998)
PEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed to Meet Vesting Conditions During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	448,983	395,930	342,329
Non-PEO NEO [Member] | Equity Award Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,609,795)	(1,165,136)	(892,436)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,290,353	1,298,750	327,702
Non-PEO NEO [Member] | Reported Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,442,771	1,266,273	722,290
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(228,474)	(5,292)	(446,689)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(9,954)	(40,957)	(25,195)
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed to Meet Vesting Conditions During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 86,010	$ 78,727	$ 77,295